STOCK-BASED COMPENSATION PLANS - Deferred share unit and performance share unit plans (Details)	12 Months Ended
Dec. 31, 2017 EquityInstruments shares
STOCK-BASED COMPENSATION PLANS
Number of treasury shares issued | shares	0
Deferred share unit plan
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	6 years
Outstanding units under plan	96,963
Performance Share Unit (PSU)
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	3 years
Outstanding units under plan	118,529